Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 370	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 371	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

David R. Carson

President

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Donald J. Mendelsohn, Esq.

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

(513) 352-6546

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 6, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 366 (“PEA No. 366”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 26, 2016, and pursuant to Rule 485(a)(2) would become effective on December 10, 2016.

This Post-Effective Amendment No. 370 is being filed pursuant to Rule 485(b)(1)(iii) on December 9, 2016 for the sole purpose of designating January 6, 2017 as the new date upon which PEA No. 366 shall become effective.

This Post-Effective Amendment No. 370 incorporates by reference the information contained in Parts A, B and C of PEA No. 366.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 370 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on December 8, 2016.

UNIFIED SERIES TRUST

By:	/s/ David J. Carson*
David J. Carson, President

Attest:

By:	/s/ Zachary Richmond*
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ David J. Carson*	President	December 8, 2016
David J. Carson

/s/ Zachary Richmond*	Treasurer and CFO	December 8, 2016
Zachary Richmond

/s/ Daniel Condon*	Trustee	December 8, 2016
Daniel Condon

/s/ Gary E. Hippenstiel*	Trustee	December 8, 2016
Gary E. Hippenstiel

/s/ Stephen Little*	Trustee	December 8, 2016
Stephen Little

/s/ Ronald Tritschler*	Trustee	December 8, 2016
Ronald Tritschler

/s/ Nancy V. Kelly*	Trustee	December 8, 2016
Nancy V. Kelly

/s/ Kenneth Grant*	Trustee	December 8, 2016
Kenneth Grant

*/s/ Bo J. Howell
Bo J. Howell, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated February 15, 2016 and filed with Registrant’s registration statement on Form N-1A on March 29, 2016 and incorporated herein by reference.